INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
INVENTORY [Abstract]
INVENTORY

5.

INVENTORY

Inventory consists of the following at September 30, 2013, and December 31, 2012:

	2013	2012
Raw materials	$242,983	$609,557
Work in process	229,500	148,125
Finished goods	1,766,059	-
	$2,238,542	$757,682

5. INVENTORY Inventory consists of the following:

	December 31,
	2012	2011
Raw materials	$609,557	$408,747
Work in process	148,125	-
	$757,682	$408,747